Organization and principal activities (Contractual arrangements with the Group's VIEs) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Variable Interest Entity Accumulated Losses	¥ 1,800.0
58 Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member]
Noncontrolling Interest [Line Items]
Amount of interest free loans	¥ 7.8
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member] | Haoyong Yang [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	0.30%
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member] | Chunyan Guo [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member] | Yang Liu [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	30.70%
Wanglin [Member]
Noncontrolling Interest [Line Items]
Proceeds from service fee	¥ 18.7	¥ 0.4	¥ 41.3